Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 11 — EMPLOYEE BENEFIT PLANS

HK SAR

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Group has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on monthly basis and subject to a cap of monthly relevant income of HK$30,000 (US$3,844).

For the years ended December 31, 2025, 2024 and 2023, the Group recognized mandatory provident fund expense amounted $50,738, $24,297 and $575, respectively and included in the cost of revenue and general and administrative expense.